LONG-TERM INCENTIVE COMPENSATION - Stock Option Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016
Number of options
Outstanding beginning balance, options	1,115,200
Exercised, options	(571,600)
Outstanding ending balance, options	543,600	1,115,200
Options vested and expected to vest, options	527,400
Options exercisable	402,500
Weighted-average exercise price
Outstanding, Weighted-average exercise price, beginning balance	$ 41.29
Exercised, weighted-average exercise price	38.50
Outstanding, Weighted-average exercise price, ending balance	44.22	$ 41.29
Options vested and expected to vest, Weighted-average exercise price	43.30
Options exercisable ,Weighted-average exercise price	$ 33.79
Weighted-average remaining contractual life
Outstanding ,Weighted-average remaining contractual life beginning balance	4 years 11 months 9 days	4 years 8 months 19 days
Outstanding ,Weighted-average remaining contractual life ending balance	4 years 11 months 9 days	4 years 8 months 19 days
Options vested or expected to vest, Weighted-average remaining contractual life	4 years 9 months 29 days
Options exercisable, Weighted-average remaining contractual life	3 years 8 months 19 days
Aggregate intrinsic value
Outstanding, Aggregate intrinsic value beginning balance	$ 32.8
Outstanding, Aggregate intrinsic value ending balance	38.4	$ 32.8
Options vested and expected to vest, Aggregate Intrinsic Value	37.7
Options exercisable, Aggregate Intrinsic Value	$ 32.6